Annual Total Returns - FidelityGovernmentMoneyMarketFundFidelityMoneyMarketFund-PremiumComboPRO - FidelityGovernmentMoneyMarketFundFidelityMoneyMarketFund-PremiumComboPRO - Fidelity Money Market Fund	Jun. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Apr. 06, 2015
Fidelity Money Market Fund - Premium Class
Bar Chart Table:
Annual Return 2016	0.48%
Annual Return 2017	1.01%
Annual Return 2018	1.87%
Annual Return 2019	2.13%
Annual Return 2020	0.42%
Annual Return 2021	0.01%
Annual Return 2022	1.58%